UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:_9/30/10________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  10/12/10
   [Signature]               [City, State]          [Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of   this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in     this
report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 168

Form 13F Information Table Value Total: $  543,114
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     1650    57703 SH       SOLE                    57703
                                                              1524    53271 SH       OTHER   1,2,3                    53271
Abbott Laboratories            COM              002824100     1406    26916 SH       SOLE                    26916
                                                              1407    26927 SH       OTHER   1,2,3                    26927
Abercrombie & Fitch ClA        COM              002896207      793    20180 SH       SOLE                    20180
                                                               737    18755 SH       OTHER   1,2,3                    18755
Agco Corp                      COM              001084102      324     8300 SH       SOLE                     8300
                                                               616    15800 SH       OTHER   1,2,3                    15800
Allstate Corp                  COM              020002101     1093    34642 SH       SOLE                    34642
                                                              1385    43889 SH       OTHER   1,2,3                    43889
Amgen Inc                      COM              031162100     1581    28689 SH       SOLE                    28689
                                                              1880    34110 SH       OTHER   1,2,3                    34110
Bank Amer Corp                 COM              060505104       95     7263 SH       SOLE                     7263
                                                               387    29522 SH       OTHER   1,2,3                    29522
Brookfield Infr Prt Lp Lp Int  COM              G16252101      583    30065 SH       SOLE                    30065
CVS Corp                       COM              126650100      226     7185 SH       SOLE                     7185
                                                                 2       50 SH       OTHER                               50
Cablevision Sys Cl A           COM              12686C109      733    28000 SH       SOLE                    28000
Carnival Corporation           COM              143658300     1341    35115 SH       SOLE                    35115
                                                              1222    32015 SH       OTHER   1,2,3                    32015
Cephalon Inc                   COM              156708109     1407    22530 SH       SOLE                    22530
                                                              1136    18200 SH       OTHER   1,2,3                    18200
Chevron Corp                   COM              166764100     2291    28265 SH       SOLE                    28265
                                                              2152    26553 SH       OTHER   1,2,3                    26553
Cisco Systems Inc              COM              17275R102      296    13535 SH       SOLE                    13535
                                                               352    16060 SH       OTHER   1,2,3                    16060
Cohen & Steers Fractional      COM                               0    90673 SH       SOLE                    90673
Comcast Corp New Cl A          COM              20030N101     2100   116170 SH       SOLE                   116170
                                                              1955   108156 SH       OTHER   1,2,3                   108156
Computer Sciences              COM              205363104      837    18190 SH       SOLE                    18190
                                                               662    14395 SH       OTHER   1,2,3                    14395
Comtech Telecommunicat         COM              205826209      366    13400 SH       SOLE                    13400
                                                               336    12300 SH       OTHER   1,2,3                    12300
Conocophillips                 COM              20825C104     1222    21286 SH       SOLE                    21286
                                                              1377    23974 SH       OTHER   1,2,3                    23974
Crusader Energy Group Inc      COM              228834107        0    95000 SH       SOLE                    95000
Dollar Tree Inc                COM              256746108      161     3300 SH       SOLE                     3300
                                                               227     4650 SH       OTHER   1,2,3                     4650
El Paso Pipeline Ptnrs Com Uni COM              283702108      517    16130 SH       SOLE                    16130
Electronics For Imagng         COM              286082102      940    77722 SH       SOLE                    77722
                                                               917    75835 SH       OTHER   1,2,3                    75835
Entergy Corp New Com           COM              29364G103     1802    23546 SH       SOLE                    23546
                                                              1363    17809 SH       OTHER   1,2,3                    17809
Erie Indemnity Class B         COM              29530P201   314833     2340 SH       OTHER                             2340
Exxon Mobil                    COM              30231G102      575     9311 SH       SOLE                     9311
                                                               363     5867 SH       OTHER   1,2,3                     5867
Freeport-Mcmoran Cop&g Cl B    COM              35671D857      729     8540 SH       SOLE                     8540
                                                               540     6320 SH       OTHER   1,2,3                     6320
Frontier Communication Com     COM              35906A108      208    25450 SH       SOLE                    25450
                                                               198    24244 SH       OTHER   1,2,3                    24244
Gilead Sciences Inc            COM              375558103      614    17235 SH       SOLE                    17235
                                                               475    13345 SH       OTHER   1,2,3                    13345
Goldman Sachs                  COM              38141G104     1633    11297 SH       SOLE                    11297
                                                              1456    10070 SH       OTHER   1,2,3                    10070
Helmerich & Payne              COM              423452101      133     3285 SH       SOLE                     3285
                                                               138     3404 SH       OTHER   1,2,3                     3404
Hot Topic Inc Com              COM              441339108     1037   173200 SH       SOLE                   173200
                                                               850   141900 SH       OTHER   1,2,3                   141900
Integrated Device Tech         COM              458118106     2107   360202 SH       SOLE                   360202
                                                              1787   305516 SH       OTHER   1,2,3                   305516
J P Morgan Chase               COM              46625H100     1563    41077 SH       SOLE                    41077
                                                              1964    51592 SH       OTHER   1,2,3                    51592
Johnson & Johnson              COM              478160104      906    14615 SH       SOLE                    14615
                                                               888    14327 SH       OTHER   1,2,3                    14327
Kroger Co                      COM              501044101     2359   108889 SH       SOLE                   108889
                                                              2713   125236 SH       OTHER   1,2,3                   125236
Lilly Eli & Co                 COM              532457108     3299    90303 SH       SOLE                    90303
                                                              3112    85192 SH       OTHER   1,2,3                    85192
Loews Corp                     COM              540424108     1861    49108 SH       SOLE                    49108
                                                              1722    45447 SH       OTHER   1,2,3                    45447
Magellan Midstream             COM              559080106      676    13140 SH       SOLE                    13140
Marathon Oil                   COM              565849106     2033    61411 SH       SOLE                    61411
                                                              1843    55674 SH       OTHER   1,2,3                    55674
Merck & Co Inc                 COM              58933y105      780    21203 SH       SOLE                    21203
                                                               723    19653 SH       OTHER   1,2,3                    19653
Microsoft Corp                 COM              594918104      561    22890 SH       SOLE                    22890
                                                               547    22350 SH       OTHER   1,2,3                    22350
Morgan Stanley                 COM              617446448      699    28309 SH       SOLE                    28309
                                                               714    28926 SH       OTHER   1,2,3                    28926
Norfolk Southern               COM              655844108     2357    39600 SH       SOLE                    39600
                                                              1867    31380 SH       OTHER   1,2,3                    31380
Oracle Corp                    COM              68389X105     1047    39000 SH       SOLE                    39000
                                                              1098    40900 SH       OTHER   1,2,3                    40900
Partnerre Ltd                  COM              G6852T105     3880    48396 SH       SOLE                    48396
                                                              3578    44619 SH       OTHER   1,2,3                    44619
PepsiCo Inc                    COM              713448108      623     9373 SH       SOLE                     9373
                                                               635     9555 SH       OTHER   1,2,3                     9555
Petrohawk Energy Corp          COM              716495106      202    12500 SH       SOLE                    12500
Pfizer Inc                     COM              717081103     1053    61333 SH       SOLE                    61333
                                                              1036    60326 SH       OTHER   1,2,3                    60326
Qualcomm Inc                   COM              747525103      642    14235 SH       SOLE                    14235
                                                               582    12900 SH       OTHER   1,2,3                    12900
Raytheon Co (New)              COM              755111507     1017    22240 SH       SOLE                    22240
                                                               915    20020 SH       OTHER   1,2,3                    20020
Seacor Holdings, Inc.          COM              811904101     1258    14778 SH       SOLE                    14778
                                                              1216    14284 SH       OTHER   1,2,3                    14284
Silicon Image Inc Com          COM              82705T102     1316   275326 SH       SOLE                   275326
                                                               921   192782 SH       OTHER   1,2,3                   192782
Southwest Airlines Co          COM              844741108      448    34290 SH       SOLE                    34290
                                                               472    36100 SH       OTHER   1,2,3                    36100
Steel Dynamics Inc             COM              858119100      586    41505 SH       SOLE                    41505
                                                               539    38220 SH       OTHER   1,2,3                    38220
Suburban Propane Ptrs          COM              864482104      730    13420 SH       SOLE                    13420
Suntrust Banks Inc             COM              867914103      416    16105 SH       SOLE                    16105
                                                               478    18500 SH       OTHER   1,2,3                    18500
TC Pipelines Lp                COM              87233Q108      764    16440 SH       SOLE                    16440
Time Warner Cable Inc Com      COM              88732J207     1505    27868 SH       SOLE                    27868
                                                              1029    19055 SH       OTHER   1,2,3                    19055
Travelers Companies            COM              89417e109     1066    20455 SH       SOLE                    20455
                                                               950    18240 SH       OTHER   1,2,3                    18240
Trinity Industries Inc         COM              896522109      495    22205 SH       SOLE                    22205
                                                               537    24116 SH       OTHER   1,2,3                    24116
Union Pacific Corp             COM              907818108      196     2400 SH       SOLE                     2400
                                                               152     1855 SH       OTHER   1,2,3                     1855
UnitedHealth Group Inc         COM              91324P102      557    15875 SH       SOLE                    15875
                                                               819    23330 SH       OTHER   1,2,3                    23330
Unum Group                     COM              91529Y106     1509    68105 SH       SOLE                    68105
                                                              1228    55425 SH       OTHER   1,2,3                    55425
Verizon Comm                   COM              92343V104     3473   106554 SH       SOLE                   106554
                                                              3292   101022 SH       OTHER   1,2,3                   101022
Wal-Mart Stores Inc            COM              931142103     1522    28437 SH       SOLE                    28437
                                                              1598    29849 SH       OTHER   1,2,3                    29849
Walgreen Co                    COM              931422109     1058    31588 SH       SOLE                    31588
                                                               973    29047 SH       OTHER   1,2,3                    29047
Wellpoint Inc Com              COM              94973V107      874    15430 SH       SOLE                    15430
                                                               757    13365 SH       OTHER   1,2,3                    13365
Wells Fargo & Co               COM              949746101      311    12380 SH       SOLE                    12380
                                                               269    10712 SH       OTHER   1,2,3                    10712
Western Gas Partnrs Lp Com Uni COM              958254104      889    32790 SH       SOLE                    32790
Williams Partners L P Com Unit COM              96950f104      253     5964 SH       SOLE                     5964
Yahoo! Inc                     COM              984332106      523    36880 SH       SOLE                    36880
                                                               393    27765 SH       OTHER   1,2,3                    27765
ADR BP PLC                     ADR              055622104      502    12192 SH       SOLE                    12192
                                                               394     9570 SH       OTHER   1,2,3                     9570
ADR Royal Dutch Shell Plc Spon ADR              780259206     1007    16703 SH       SOLE                    16703
                                                                14      225 SH       OTHER                              225
Cohen & Steers Div Com                          19248G106      234    20683 SH       SOLE                    20683
H&Q Healthcare Fd Sh Ben Int                    404052102      996    82409 SH       SOLE                    82409
H&Q Life Sciences Invs Sh Ben                   404053100      934    97429 SH       SOLE                    97429
Powershares Glb ETF Fd S&P 500                  73936G308     3397   160365 SH       SOLE                   160365
Royce Micro-Cap Tr Inc Com                      780915104      602    72749 SH       SOLE                    72749
SPDR Gold Trust                                 78463V107      290     2267 SH       SOLE                     2267
SPDR Trust Series 1                             78462F103    10702    93767 SH       SOLE                    93767
                                                              1935    16956 SH       OTHER   1,2,3                    16956
iShares Russell 2000 Growth                     464287648     2900    38806 SH       SOLE                    38806
BlackRock Credit Alloc Income                   09255H105     1207   115407 SH       SOLE                   115407
MFS Multimarket Income Sh Ben                   552737108      253    36300 SH       SOLE                    36300
Nuveen Multi Currency Short-Te                  67090N109      632    42914 SH       SOLE                    42914
Powershares BAB ETF                             73937B407     1567    58460 SH       SOLE                    58460
                                                                28     1049 SH       OTHER                             1049
SPDR Series Trust Lehmn Intl E                  78464A516      814    13568 SH       SOLE                    13568
iShares Barclays 1-3 Yr Tsy Bd                  464287457      823     9758 SH       SOLE                     9758
iShares Barclays Aggregate Bon                  464287226     4550    41877 SH       SOLE                    41877
iShares Tr Barclys 1-3yr Cr                     464288646     6094    58013 SH       SOLE                    58013
                                                                20      191 SH       OTHER                              191
Japan Equity Fd Inc Com                         471057109      966   178588 SH       SOLE                   178588
Morgan Stanley Eastern Europe                   616988101      318    18800 SH       SOLE                    18800
SPDR Index Shs Fds Russ Nom Sc                  78463x822      435    10975 SH       SOLE                    10975
Vanguard Intl Eqty Idx Emr Mkt                  922042858     2175    47841 SH       SOLE                    47841
                                                                12      266 SH       OTHER                              266
Vanguard Tax-Managed Europe Pa                  921943858     1047    30335 SH       SOLE                    30335
Wisdomtree Trust Jp Smallcp Di                  97717w836      225     5550 SH       SOLE                     5550
iShares Inc MSCI Japan                          464286848     1611   162990 SH       SOLE                   162990
iShares MSCI EAFE                               464287465    39287   715348 SH       SOLE                   715348
                                                               784    14278 SH       OTHER                            14278
iShares MSCI EMRG                               464287234     1905    42542 SH       SOLE                    42542
                                                                62     1384 SH       OTHER                             1384
iShares Tr MSCI EAFE Value Ind                  464288877      450     9240 SH       SOLE                     9240